Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in) operating activities:
Net loss	$ (606,510)	$ (346,225)	$ (845,843)	$ (606,451)
Adjustments to reconcile net loss to net cash (used in) operations:
Amortization of Debt Discount	14,949
Forgiveness of PPP Loans			(103,900)
Depreciation	0	711	1,185	2,168
Write off of Fixed Assets				501
Changes in operating assets and liabilities:
Accounts receivable	(20,037)	129,446	118,563	331,109
Prepaid expenses	(7,718)	859	1,717	3,433
Deposits				6,029
Accounts payable and accrued expenses	106,825	111,771	349,409	(121,255)
Net cash (used in) operating activities	(512,491)	(104,149)	(478,869)	(384,466)
Cash flows (used in) investing activities:
Purchase of fixed assets
Cash acquired in acquisition			46
Net cash (used in) investing activities			46
Cash flows provided by financing activities:
Loans from Former Parent	428,943	12,500	374,473	417,349
Loan from CEO	90,100
Payments on notes payable				(122,156)
Reverse merger			12,701
Proceeds from Paycheck Protection Program Loans		60,401	60,401	103,900
Net cash provided by financing activities	519,043	72,901	447,575	399,093
Net (Decrease) Increase in cash	6,552	(31,248)	(31,248)	14,627
Cash at beginning of period	46	31,294	31,294	16,667
Cash at end of period	$ 6,598	$ 46	$ 46	$ 31,294